New and amended accounting standards and interpretations and changes to accounting policies	12 Months Ended
Jun. 30, 2026
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New and amended accounting standards and interpretations and changes to accounting policies
37.
New and amended accounting standards and interpretations and changes to accounting policies

New and amended accounting pronouncements on issue but not yet effective

IFRS 18/AASB 18 ‘Presentation and Disclosure in Financial Statements’ (IFRS 18)

On 9 April 2024 and 14 June 2024, the IASB and AASB, respectively, issued IFRS 18 for reporting periods beginning on or after 1 January 2027, with early application permitted.

IFRS 18 will replace IAS 1 Presentation of Financial Statements. While largely retaining existing requirements, the standard establishes additional requirements for classifying and presenting items in the Income Statement, including mandatory categorisation of income and expense (e.g. operating, investing, financing, taxation and discontinued operations), and is more prescriptive in areas such as interest presentation. It also introduces new disclosure requirements for management-defined performance measures (MPMs) and strengthens principles for aggregation and disaggregation in both the primary financial statements and accompanying notes. IFRS 18 does not change the recognition or measurement of assets, liabilities, income or expense.

The Group continues to assess the implications of IFRS 18 and notes, on a preliminary basis, the application of the standard is expected to result in changes to the presentation of the Group’s financial performance, including the introduction of a mandated ‘operating profit or loss’ subtotal and the reclassification of certain income and expense between operating, investing and financing categories. This includes, for example, the presentation of results from equity accounted investments and related income and expense within the investing category.

Consequential changes are also expected in the Cash Flow Statement, including the reclassification of interest and dividends received from operating to investing activities and interest paid to financing activities.

The Group has performed an initial assessment of MPMs and expects that Underlying attributable profit and Underlying EBITDA will meet the MPM definition.

Additional changes to presentation and disclosure, including applying the enhanced requirements for aggregation and disaggregation of information and the separate presentation of certain Balance Sheet captions, such as goodwill, are also expected.

The Group intends to adopt IFRS 18 from its mandatory effective date for the year ending 30 June 2028, with comparative information restated in accordance with the standard.

Nature-dependent Electricity - IFRS 9/AASB 9 Financial Instruments and IFRS 7/AASB 7 Financial Instruments: Disclosures amendments

Amendments to IFRS 9 and IFRS 7, effective for periods commencing from 1 January 2026, aim to improve reporting of nature-dependent electricity contracts (such as power purchase agreements) by clarifying the ‘own-use’ exemption and hedge accounting requirements for such arrangements, as well as introducing additional disclosure requirements. Management is currently assessing the impact of the amendments and while no material impact has been identified to date, future impacts may arise as the Group enters into new or amends existing arrangements.

A number of other accounting standards and interpretations have been issued and will be applicable in future periods. While these remain subject to ongoing assessment, no significant impacts have been identified to date.

These pronouncements have not been applied in the preparation of these Financial Statements.